Discontinued Operations (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations [Abstract]
Finance revenues	$ 463,842	$ 735,357	$ 2,364,128
Interest expense-financial institution	(70,614)	(109,878)	(385,918)
Provision for credit losses	(864)	24,904	(62,603)
Net finance revenues	392,364	650,383	1,915,607
Operating expenses	(137,718)	(446,733)	(1,953,814)
Other income		153,453
Commissions on sale and other income		357,103	(38,207)
Gain on sale of discontinued assets		788,015
Income from discontinued operations before income taxes	$ 254,646	$ 1,145,118	$ (38,207)